SUBSEQUENT EVENTS (Details) - Subsequent Events $ / shares in Units, $ in Millions	Oct. 28, 2021 USD ($) $ / shares shares
Subsequent Event [Line Items]
Common shares, par value, (per share)	$ 0.0001
Subscription Agreements | PIPE Investment
Subsequent Event [Line Items]
Number of shares issued | shares	5,080,409
Purchase price	$ 10.00
Aggregate gross proceeds | $	$ 50.8